Related party transactions and Directors remuneration	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Related party transactions and Directors remuneration

The notes included in this section focuses on related party transactions, Auditors’ remuneration and directors’ remuneration. Related parties include any subsidiaries, associates, joint ventures, entities under common directorships and Key Management Personnel.

41 Related party transactions and Directors’ remuneration

Related party transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both. The definition includes subsidiaries, associates, joint ventures and the Group’s pension schemes.

Subsidiaries

Transactions between Barclays PLC and its subsidiaries also meet the definition of related party transactions. Where these are eliminated on consolidation, they are not disclosed in the Group Financial Statements. Transactions between Barclays PLC and its subsidiary, Barclays Bank PLC, are fully disclosed in Barclays PLC’s balance sheet and income statement. A list of the Group’s principal subsidiaries is shown in Note 36.

Associates, joint ventures and other entities

The Group provides banking services to its associates, joint ventures, the Group pension funds (principally the UK Retirement Fund) and to entities under common directorships, providing loans, overdrafts, interest and non-interest bearing deposits and current accounts to these entities as well as other services. Group companies also provide investment management and custodian services to the Group pension schemes. The Group also provides banking services for unit trusts and investment funds managed by Group companies, which are not individually material. All of these transactions are conducted on the same terms as third party transactions. Summarised financial information for the Group’s investments in associates and joint ventures is set out in Note 38.

Amounts included in the Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Associates	Joint ventures	Pension funds, unit trusts andinvestmentfunds
	£m	£m	£m
For the year ended and as at 31 December 2017
Income/(expense)	(20)	38	4
Impairment releases	2	-	-
Total assets	2	1,048	2
Total liabilities	75	2	162
For the year ended and as at 31 December 2016
Income/(expense)	(20)	7	4
Impairment charges	(13)	-	-
Total assets	72	2,244	-
Total liabilities	94	95	260
For the year ended and as at 31 December 2015
Income/(expense)	(19)	40	4
Impairment charges	(4)	(2)	-
Total assets	36	1,578	-
Total liabilities	158	133	184

Guarantees, pledges or commitments given in respect of these transactions in the year were £27m (2016: £940m) predominantly relating to joint ventures. No guarantees, pledges or commitments were received in the year. Derivatives transacted on behalf of the pensions funds, unit trusts and investment funds were £3m (2016: £3m).

Key Management Personnel

The Group’s Key Management Personnel, and persons connected with them, are also considered to be related parties for disclosure purposes. Key Management Personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of Barclays PLC (directly or indirectly) and comprise the Directors of Barclays PLC and the Officers of the Group, certain direct reports of the Group Chief Executive and the heads of major business units and functions.

There were no material related party transactions with entities under common directorship where a Director or other member of Key Management Personnel (or any connected person) is also a Director or other member of Key Management Personnel (or any connected person) of Barclays.

41 Related party transactions and Directors’ remuneration continued

The Group provides banking services to Directors and other Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Loans outstanding
	2017	2016
	£m	£m
As at 1 January	9.2	9.8
Loans issued during the year	0.5	0.6
Loan repayments during the year/change of key management personnel	(4.9)	(1.2)
As at 31 December	4.8	9.2

No allowances for impairment were recognised in respect of loans to Directors or other members of Key Management Personnel (or any connected person).

Deposits outstanding
	2017	2016
	£m	£m
As at 1 January	7.3	116.5
Deposits received during the year	25.7	18.9
Deposits repaid during the year/change of key management personnel	(26.1)	(128.1)
As at 31 December	6.9	7.3

Total commitments outstanding

Total commitments outstanding refers to the total of any undrawn amounts on credit cards and/or overdraft facilities provided to Key Management Personnel. Total commitments outstanding as at 31 December 2017 were £0.3m (2016: £0.2m).

All loans to Directors and other Key Management Personnel (and persons connected to them), (a) were made in the ordinary course of business, (b) were made on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other persons and (c) did not involve more than a normal risk of collectability or present other unfavourable features.

Remuneration of Directors and other Key Management Personnel

Total remuneration awarded to Directors and other Key Management Personnel below represents the awards made to individuals that have been approved by the Board Remuneration Committee as part of the latest remuneration decisions, and is consistent with the approach adopted for disclosures set out on pages 93 to 116. Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses. The difference between the values awarded and the recognised income statement charge principally relates to the recognition of deferred costs for prior year awards. Figures are provided for the period that individuals met the definition of Directors and other Key Management Personnel.

	2017	2016
	£m	£m
Salaries and other short-term benefits	33.9	31.9
Pension costs	0.1	0.2
Other long-term benefits	18.4	11.0
Share-based payments	26.8	21.9
Employer social security charges on emoluments	9.6	6.2
Costs recognised for accounting purposes	88.8	71.2
Employer social security charges on emoluments	(9.6)	(6.2)
Other long-term benefits – difference between awards granted and costs recognised	(9.8)	(2.5)
Share-based payments – difference between awards granted and costs recognised	(11.7)	(8.9)
Total remuneration awarded	57.7	53.6

41 Related party transactions and Directors’ remuneration continued

Disclosure required by the Companies Act 2006

The following information regarding Directors is presented in accordance with the Companies Act 2006:

	2017	2016
	£m	£m
Aggregate emoluments[a]	8.5	8.1
Amounts paid under LTIPs[b]	1.1	-
	9.6	8.1

Notes

a The aggregate emoluments include amounts paid for the 2017 year. In addition, deferred share awards for 2017 will be made to James E Staley and Tushar Morzaria which will only vest subject to meeting certain conditions. The total of the deferred share awards is £1m (2016: £1.4m).

b The figure above for "Amounts paid under LTIPs" relates to an LTIP award that was released to Tushar Morzaria in 2017. Dividend shares released on the award are excluded. The LTIP figure in the single total figure table for executive Directors' 2017 remuneration in the Directors' Remuneration report relates to the award that is scheduled to be released in 2018 in respect of the 2015-2017 LTIP cycle.There were no pension contributions paid to defined contribution schemes on behalf of Directors (2016: £nil). There were no notional pension contributions to defined contribution schemes.

As at 31 December 2017, there were no Directors accruing benefits under a defined benefit scheme (2016: nil).

Directors’ and Officers’ shareholdings and options

The beneficial ownership of ordinary share capital of Barclays PLC by all Directors and Officers of Barclays PLC (involving 22 persons) at 31 December 2017 amounted to 12,460,877 (2016: 11,464,580) ordinary shares of 25p each (0.07% of the ordinary share capital outstanding).

At 31 December 2017, executive Directors and Officers of Barclays PLC (involving 11 persons) held options to purchase a total of 6,000 (2016: 22,527) Barclays PLC ordinary shares of 25p each at a price of 120p under Sharesave.

Advances and credit to Directors and guarantees on behalf of Directors

In accordance with Section 413 of the Companies Act 2006, the total amount of advances and credits made available in 2017 to persons who served as Directors during the year was £0.2m (2016: £0.2m). The total value of guarantees entered into on behalf of Directors during 2017 was £nil (2016: £nil).

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Related party transactions and Directors remuneration

r Related Parties

The aggregate emoluments of all Directors and Officers of Barclays Bank PLC who held office during the year (2017: 30 persons, 2016: 33 persons, 2015: 33 persons) for the year ended 31 December 2017 amounted to £88.7m (2016: £71.3m; 2015: £52.5m). In addition, the aggregate amount set aside by the Bank and its subsidiaries for the year ended 31 December 2017, to provide pension benefits for the Directors and Officers amounted to £0.1m (2016: £0.2m; 2015: £0.3m).